Business Combination Disclosure	3 Months Ended
Sep. 30, 2023
Business Combinations [Abstract]
BUSINESS COMBINATION DISCLOSURE

NOTE 17. BUSINESS COMBINATION DISCLOSURE*

*       In Accordance with ASC 805-10-50, ASC 805-30-50, and ASC 805-10-25-7

On June 28, 2022, QIND signed a binding Letter of Intent to acquire 51% of the shares of Quality International Co Ltd FZC, a United Arab Emirates headquartered company (“Quality International”), from the shareholders of Quality International. Quality International is a revenue generating company that manufactures custom solutions for the Oil and Gas, Energy, Water Desalination, Wastewater, Offshore and Public Safety sectors.

It was determined that the Company acquired a majority of Quality International, effective as of June 28, 2022, resulting in Quality International becoming a subsidiary, in a transaction accounted for as a business combination. The Company and its auditors considered all pertinent facts pursuant to ASC 805-10-25-7 and it was determined that the acquisition date preceded the closing date, with the signed binding letter of intent and the $1,000,000 first tranche payment. The existing management team of Quality International will remain in place, and operational control will stay with the current shareholders/management through the ordinary course of business. However, if there’s a violation of the shareholders agreement, persistent underperformance, if structural changes are required, or if legal adjustments recommended by the QI Purchase Agreement are necessary, any changes will be decided upon and approved by the new Quality International Board of Directors. The audited financial statements of Quality International Co Ltd FZC for the periods ended December 31, 2021, and 2022, has been filed as exhibits to this registration statement.

On January 18, 2023, at the time of entering into a definitive Stock Purchase Agreement (the “Purchase Agreement”) with the shareholders of Quality International, the acquisition was increased by 1% over the binding LOI, making it 52% of the shares of Quality International Co Ltd FZC.

On July 31, 2023, the parties to the QI Purchase Agreement entered into the Amended QI Purchase Agreement to revise the payment schedule for the purchase price for the Shares. The agreement has been filed as exhibits with this registration statement.

The acquired business contributed revenues of $82,487,424 and earnings of $8,297,644 in total consisting of $5,606,290 and $3,982,868 to parent company QIND and shareholders of Quality international respectively, for the period ended June 30, 2023. The following unaudited pro forma summary presents consolidated information of QIND as if the business combination had occurred on July 1, 2021, in accordance with ASC 805-10-50-2(h)(3).

Particulars (Figures in USD)	Pro forma year ended June 30, 2023	Pro forma year ended June 30, 2022
Revenue	82,487,424	45,733,485
Earnings	8,297,644	3,637,578
Earnings minority interest	3,982,868	3,808,592
Earnings Parent	5,606,290	(171,014)

In 2022, QIND incurred $13,000 as acquisition-related costs in the form of due diligence fees. These expenses are included in general and administrative expenses on the consolidated income statement for the year ended June 30, 2022, and are reflected in pro forma earnings for the fiscal year ended June 30, 2022, in the table above.

In accordance with ASC 805-30-50-1 (b) and ASC 80-20-50-1(c), the following table summarizes the consideration transferred to acquire Quality International and the amounts of identified assets acquired, and liabilities assumed at the acquisition date, as well as the fair value of the noncontrolling interest in Quality International at the acquisition date:

The Amended Payment Schedule signed on July 31, 2023, outlines a series of financial milestones and payment requirements involving contingent consideration are as follows:

•        Tranche 2: $15,000,000 was to be paid immediately upon the agreement’s closing. This has been revised into three sub-tranches with payment to Quality International Co Ltd FZC:

a.      Tranche 2.1: $500,000 due by June 16, 2023. A break fee of $1,000,000 applies if not received by the due date.

b.      Tranche 2.2: $2,000,000 due before July 31, 2023. If the previous payment isn’t made by its deadline, a cumulative break fee of $1,250,000 applies.

c.      Tranche 2.3: $5,000,000 due before September 15, 2023. If previous payments aren’t made by their respective deadlines, cumulative break fees could sum up to $2,250,000.

•        Tranche 3: Initially, $66,000,000 was due by March 6, 2023. Under revised Tranche 3.1, the revised amount is $73,500,000, to be paid before November 30, 2023. The break fee is capped at $3,500,000. The payments are divided among Quality International Co Ltd FZC ($28,500,000), Gerab National Enterprise LLC ($39,000,000), and Saseendran Kodapully Ramakrishnan ($6,000,000).

•        Tranche 4: Contingent consideration of $14,000,000 due by January 31, 2024. The break fee is not applicable provided the entirety of Tranche 3.1 is received by November 30, 2023. The payments are divided among Gerab National Enterprise LLC ($6,000,000), Saseendran Kodapully Ramakrishnan ($5,000,000), and Quality International Co Ltd FZC ($3,000,000).

•        Tranche 5: Contingent consideration of $20,000,000, due by April 15, 2024, after Year End 2023 audited financials are completed by March 15, 2024. The break fee is not applicable provided the entirety of Tranche 3.1 is received by November 30, 2023. The payments are divided among Gerab National Enterprise LLC ($15,000,000), Saseendran Kodapully Ramakrishnan ($2,000,000), and Quality International Co Ltd FZC ($3,000,000).

•        Tranche 6: Contingent consideration of $21,000,000, due by April 15, 2025, post completion of Year End 2024 audited financials by March 15, 2025. The break fee is not applicable provided the entirety of Tranche 3.1 is received by November 30, 2023. The payments are divided among Gerab National Enterprise LLC ($15,000,000), Saseendran Kodapully Ramakrishnan ($3,000,000), and Quality International Co Ltd FZC ($3,000,000).

Consideration paid	June 30, 2023	June 30, 2022
Total	$1,500,000	$0

As of June 30, 2023, $80,500,000 payable to the shareholders of Quality International was outstanding.

Fair value of Consideration

Cash	$82,000,000
Contingent consideration	$55,000,000
Total	$137,000,000

Contingent consideration amounting to $55,000,000 is subject to the achievement of financial milestones presented in the schedule of payments set forth in the amended Share Purchase Agreement. The payment tranches will be payable over a period of two years until the audited financials for the year ended December 31, 2024.

Below is a table displaying the range of outcomes for the contingent consideration:

Contingent Consideration	Amount
25%	$13,750,000
50%	$27,500,000
75%	$41,250,000
100%	$55,000,000

Goodwill calculation of acquisition

December 31, 2022	USD
Cash and cash equivalents	1,309,429
Trade receivables	33,175,606
Inventories	1,202,674
Receivables	2,800,611
Deposits	1,503,279
Advances and related party dues	9,503,902
Work in Progress	57,433,535
Property, plant, and equipment	1,365,585
Leasehold Improvements & Buildings	17,390,067
Furniture & Fixtures	156,370
Capital WIP	1,884,569
Right of use Assets	11,906,654
Trade and other payables	(62,347,884)
Borrowings	(28,028,680)
Total identifiable net assets	$49,255,717
Goodwill	$56,387,027